10. COMMON STOCK (Tables)	3 Months Ended
Mar. 31, 2013
Common Stock Tables
Stock option transactions
	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2011	9,135,500	2.16
Granted	1,882,000	1.22
Expired	(1,177,500)	2.14
Forfeited	(617,000)	2.05
Balance at December 31, 2012	9,223,000	1.98
Granted	4,985,000	0.56
Balance at March 31, 2013	14,208,000	1.48

Schedule of stock options outstanding

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

1,292,500	2.00	-	April 3, 2013	1,292,500	-
12,500	1.55	-	May 21, 2013	12,500	-
37,500	2.02	-	July 17, 2013	37,500	-
1,032,000	1.55	-	September 17, 2013	1,032,000	-
5,000	1.55	-	October 10, 2013	5,000	-
1,289,000	1.32	-	February 12, 2014	1,289,000	-
1,472,500	2.60	-	December 29, 2014	1,472,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,372,500	2.86	-	November 22, 2015	1,372,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,684,500	1.25	-	January 6, 2017	1,684,500	-
50,000	1.27	-	January 18, 2014	50,000	-
100,000	0.73	-	June 18, 2017	75,000	-
4,985,000	0.56	-	March 15, 2018	4,985,000
14,208,000		$ -		14,183,000	$ -

Stock-based compensation

	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012	Cumulative to March 31, 2013
Exploration	$148,125	$257,910	$4,222,978
General and administration	862,255	891,524	19,541,162
	$1,010,380	$1,149,434	$23,764,140

Schedule of fair value assumptions

	March 31, 2013	March 31, 2012

Risk-free interest rate	1.25%	1.13%
Expected life of options (years)	4.3	4.9
Annualized volatility	76%	73%
Dividend rate	0.00%	0.00%